ALLIANCE WORLDWIDE PRIVATIZATION FUND

SEMI-ANNUAL REPORT
DECEMBER 31, 1997

ALLIANCE CAPITAL



LETTER TO SHAREHOLDERS                    ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

January 28, 1998

Dear Shareholder:

This semi-annual report provides investment results and market commentary for the period ended December 31, 1997.

INVESTMENT RESULTS
Despite volatility in the Asian markets, Alliance Worldwide Privatization Fund outperformed both its benchmarks by a wide margin in 1997. The Fund returned 13.18% for the year (Class A shares at NAV), compared with 2.06% for the Morgan Stanley Capital International (MSCI) Europe, Asia, Far East (EAFE) Index and -11.59% for the MSCI Emerging Markets Free Index. The Fund's outperformance was largely due to substantial portfolio holdings in Europe and Brazil and underweighting in Southeast Asia and Japan.


INVESTMENT RESULTS*
Period Ended December 31, 1997
                                               TOTAL RETURN
                                         6 MONTHS      12 MONTHS
                                        ---------      ---------
ALLIANCE WORLDWIDE PRIVATIZATION FUND
    Class A                               -3.89%         13.18%
    Class B                               -4.36%         12.35%
    Class C                               -4.28%         12.36%

MSCI EAFE INDEX                           -8.36%          2.06%

MSCI EMERGING MARKETS FREE INDEX         -24.91%        -11.59%


* TOTAL RETURNS ARE BASED ON THE NET ASSET VALUE OF EACH CLASS OF SHARES AS OF 12/31/97. THE TOTAL RETURN FOR ADVISOR CLASS SHARES WILL DIFFER DUE TO DIFFERENT EXPENSES ASSOCIATED WITH THAT CLASS. RETURNS FOR THE FUND AND ITS COMPARATIVE INDICES INCLUDE THE REINVESTMENT OF ANY DISTRIBUTIONS PAID DURING THE PERIOD. ALL COMPARATIVE INDICES ARE UNMANAGED AND REFLECT NO FEES OR EXPENSES. THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EUROPE, AUSTRALIA, AND FAR EAST (EAFE) INDEX TRACKS THE PERFORMANCE OF MARKETS IN THOSE REGIONS. THE MSCI EMERGING MARKETS FREE INDEX TRACKS THE PERFORMANCE OF 19 EMERGING MARKETS.


MARKET ENVIRONMENT
Last year proved to be another successful year for privatization stocks. An estimated $150 billion of new issues was raised during the year, setting another record.

Most of this new paper was concentrated in Western Europe and Latin America, while both Japan and Southeast Asia, with the exception of China, remained quiet. The Southeast Asian crisis at the end of 1997, we believe, was prompted by the failure of many governments in the region to liberalize and privatize their economies. We hope that the radical measures needed to be put in place in the region will be undertaken by Asian governments.

DIVERSIFICATION OF PORTFOLIO HOLDINGS
Your Fund remains well diversified with representation in over 40 different countries around the globe and more than 180 different issues. We continue to provide a well diversified core international fund with exposure to the most exciting and rapidly growing areas of the financial markets.

GEOGRAPHIC DIVERSIFICATION
By net asset value, as of 12/31/97

RUSSIA/EASTERN EUROPE 6.6%
NORTH AMERICA 8.4%
SOUTH AMERICA 13.0%
WESTERN EUROPE 51.8%
MIDDLE EAST/AFRICA 4.8%
ASIA 12.0%
AUSTRALIA/NEW ZEALAND 3.4%


CURRENT OUTLOOK
Looking forward to 1998, we would expect to see another substantial increase in privatization equity issues with Brazil, Western Europe and Russia leading the way. We are optimistic that international markets can record another positive performance for the year. Our confidence is based upon an expectation of some recovery in Western Europe and inflation remaining low on a global basis. We anticipate that the flows into international mutual funds will continue to provide liquidity support for world markets.


1



                                          ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

As always, we appreciate the confidence you have placed in Alliance Capital. We look forward to building further on our 1997 results and reporting to you in the coming periods.

Sincerely,


John D. Carifa
Chairman and President


Mark H. Breedon
Senior Vice President


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


2



INVESTMENT OBJECTIVE AND POLICIES         ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

Alliance Worldwide Privatization Fund is a non-diversified fund that seeks to provide investors with long-term capital appreciation. As a fundamental policy, the Fund invests at least 65% of its total assets in equity securities issued by enterprises that are undergoing, or have undergone, privatization, although normally significantly more of its assets will be invested in such securities.


INVESTMENT RESULTS
_______________________________________________________________________________

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1997

CLASS A SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      13.18%          8.37%
Since Inception*              11.13%          9.80%

CLASS B SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      12.35%          8.42%
Since Inception*              10.34%         10.12%

CLASS C SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      12.36%         11.37%
Since Inception*              14.84%         14.84%


The average annual total returns reflect reinvestment of dividends and/or capital gains distributions in additional shares with and without the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000. Total return for Advisor Class shares will differ due to different expenses associated with that class.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*    Inception: 6/2/94, Class A and Class B; 2/8/95, Class C.


3



TEN LARGEST HOLDINGS
DECEMBER 31, 1997 (UNAUDITED)             ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

                                                                     PERCENT OF
COMPANY                                                U.S.$ VALUE   NET ASSETS
-------------------------------------------------------------------------------
Sairgroup Namen--Operates an international airline
  for passengers, mail and freight                    $ 15,049,275        2.4%
Akzo Nobel NV--Produces chemicals, paints,
  drugs, veterinary products, hospital supplies
  and diagnostics                                       13,792,676        2.2
Energis Plc.--Provides broadband national and
  international communications services                 13,671,702        2.1
Telecomunicacoes Brasileiras, SA - ADR and
  preferred stocks--Provides domestic and
  international telephone and data transmission
  services throughout Brazil                            13,607,640        2.1
Commonwealth Serum Lab., Ltd.--Develops,
  manufactures, and markets human and veterinary
  pharmaceutical and diagnostic products                12,959,578        2.0
Electricidade de Portugal, SA--Provides electric
  power through the operation of hydroelectric,
  fuel oil, coal fired, gas oil and wind driven
  facilities                                            11,361,247        1.8
Sanofi, SA--Researches and manufactures health
  care products and beauty aids                         11,132,342        1.7
Austria Tabakwerke AG--Manufactures cigarettes,
  cigars, chewing tobacco and other tobacco products    11,060,327        1.7
Viag AG--Provides electrical power and natural
  gas services, packaging, chemicals and logistics
  services                                              10,950,528        1.7
British Energy Plc.--Generates and sells
  electricity in England and Scotland                   10,420,711        1.6
                                                      $124,006,026       19.3%


4



INDUSTRY DIVERSIFICATION
DECEMBER 31, 1997 (UNAUDITED)             ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

                                           U.S. $ VALUE   PERCENT OF NET ASSETS
-------------------------------------------------------------------------------
Basic Industries                           $ 71,611,663              11.2%
Capital Goods                                 4,438,632               0.7
Consumer Manufacturing                       16,227,949               2.5
Consumer Services                            77,924,077              12.1
Consumer Staples                             35,718,276               5.6
Energy                                       30,191,725               4.7
Finance                                     112,308,087              17.5
Healthcare                                   28,394,240               4.4
Multi-Industry                               10,903,329               1.7
Technology                                   22,451,163               3.5
Telephone Utilities                          64,845,943              10.1
Transportation                                8,184,558               1.3
Utilities                                   121,714,912              19.0
Total Investments*                          604,914,554              94.3
Cash and receivables                         36,536,474               5.7
Net Assets                                 $641,451,028             100.0%


*    Excludes short-term obligations.


5



PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1997 (UNAUDITED)             ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
COMMON STOCKS &OTHER INVESTMENTS-89.5%
ARGENTINA-0.8%
Banco Rio De La Plata, SA (ADR)                  33,800      $   473,200
Metrogas, SA Cl. B (ADR)                         49,846          386,306
Nortel Inversora SA (ADR)                        83,000        2,116,500
Telecom Argentina, SA (ADR)                      53,300        1,905,475
                                                             ------------
                                                               4,881,481

AUSTRALIA-3.2%
Amrad Corporation, Ltd.                       2,000,000        2,998,050
Commonwealth Serum Lab., Ltd.                 2,071,279       12,959,578
Tab Corp Holdings, Ltd.                       1,000,000        4,692,600
                                                             ------------
                                                              20,650,228

AUSTRIA-2.9%
Austria Mikro Systeme International AG           60,000        3,033,689
Austria Tabakwerke AG                           250,000       11,060,326
Boehler-Uddeholm AG                              40,000        2,340,049
Voest-Alpine Stahl AG                            60,000        2,308,448
                                                             ------------
                                                              18,742,512

BELGIUM-0.8%
Credit Communal Holding Dexia (a)                40,000        5,362,858

BOTSWANA-0.5%
Sechaba Breweries, Ltd.                       3,000,000        3,170,291

BRAZIL-4.6%
Celesc Centrais Electricas de Santa
  Catarina, SA (GDR) (b)                         13,000        1,371,500
Companhia Energetica de Minas Gerais (ADR)       52,000        2,340,000
Companhia Paranaense de Energia                  75,000        1,026,562
Comphania Paulista de Forca e Luz            32,091,000        4,226,851
Espirito Santo Centrais Electicas SA              6,247          783,639
Light Particpacoes, SA                        7,550,000        2,266,251
Metalurgica Gerdau, SA                       10,044,305          269,996
Multicanal Particpacoes (ADR)                   114,900          675,037
Petroleo Brasileros, SA (ADR)                    80,000        1,840,000
  (ADR) (b)                                      26,500          609,500
Telecomunicacoes
  Brasileiras, SA                            17,500,000        1,779,714
  (ADR)                                          93,500       10,886,906
Unibanco (GDR)                                   35,600        1,145,875
                                                             ------------
                                                              29,221,831

COLOMBIA-0.1%
Banco De Colombia (GDR) (b)                     125,000          733,800

CZECH REPUBLIC-1.0%
Ceske Radiokomunikace, AS (a)                    20,000        2,514,890
Czech Power Company (GDR) (b)                    44,000        1,443,948
Komercni Banka AS (GDR)                          67,500          810,000
Podnik Vypocetni Techniky                        13,000          822,038
Tabak AS                                          4,525        1,033,583
                                                             ------------
                                                               6,624,459

EGYPT-1.7%
Commercial International Bank
  Ordinary                                       66,660        1,345,151
  (GDR)                                         129,000        2,699,325
Egyptian Financial and Industrial                16,600        1,000,049


6



                                          ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
Housing Development Bank                         38,000      $ 1,016,311
Madinet Nasar City                               30,000        1,896,547
Mi Bank                                           9,000          268,453
Paints and Chemicals Industry                    27,800          890,580
Torrah Portland Cement                           69,500        1,593,036
                                                             ------------
                                                              10,709,452

FINLAND-0.8%
Outokumpu OY Cl. A                              450,000        5,326,498

FRANCE-8.6%
Assurances Generales de France                   49,000        6,431,835
Pechiney, SA Cl. A                               71,078        2,806,037
Renault, SA                                     120,000        3,375,592
Sanofi, SA                                      100,000       11,132,342
Seita                                           170,000        6,101,188
SGS-Thomson Microelectronics NV                  65,000        4,023,012
Societe Generale                                 46,201        6,294,728
Societe National Elf Aquitaine                   80,000        9,304,644
Usinor Sacilor                                  400,000        5,775,525
                                                             ------------
                                                              55,244,903

GERMANY-3.2%
BHW Holding AG                                  125,350        2,055,489
Deutsche Lufthansa AG                           400,000        7,515,286
Viag AG                                          20,000       10,950,528
                                                             ------------
                                                              20,521,303

GHANA-0.4%
Social Security Bank, Ltd.                    3,268,469        2,458,583

HONG KONG-0.2%
The Guangshen Railway Co., Ltd. (ADR) (a)        69,100          928,531
Tianjin Development Holdings Ltd.               189,000          175,610
                                                             ------------
                                                               1,104,141

HUNGARY-0.8%
Magyar Olaj-es Gazipare Reszvenytar             100,000        2,423,560
OTP Bank (GDR)                                   70,000        2,660,000
                                                             ------------
                                                               5,083,560

INDIA-1.8%
Industrial Credit & Investment Corporation
  of India, Ltd. (GDR) (a)(b)                   337,900        4,392,700
Mahanagar Telephone Nigam, Ltd. (GDR)           160,900        2,485,905
State Bank of India (GDR) (a)(b)                 45,000          819,000
Videsh Sanchar Nigam, Ltd. (GDR) (b)            296,200        4,154,205
                                                             ------------
                                                              11,851,810

INDONESIA-1.8%
PT Indostat                                   3,899,000        7,230,873
PT Tambang Timah (GDR)                          323,000        3,472,250
PT Telekomunikasi Indonesia
  (ADR)                                          49,000          542,063
  Cl. B                                         913,000          485,550
                                                             ------------
                                                              11,730,736

ISRAEL-0.7%
Bank Hapoalim, Ltd.                           1,073,300        2,575,265
Tadiran, Ltd. (ADR)                              52,500        1,857,188
                                                             ------------
                                                               4,432,453

ITALY-4.9%
Aeroporti Di Roma                               600,000        6,222,742
Eni SpA                                       1,000,000        5,668,856
Instituto Mobilaire Italiano SpA                500,000        5,934,495
Instituto Nazionale delle Azzicurazioni       2,000,000        4,052,412


7



PORTFOLIO OF INVESTMENTS (CONTINUED)      ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
Telecom Italia Mobile SpA                     2,000,000      $ 5,685,811
Telecom Italia SpA                              813,953        3,588,297
                                                             ------------
                                                              31,152,613

JAPAN-4.0%
Daiwa Securities Co., Ltd.                    1,084,000        3,735,069
East Japan Railway Co.                              310        1,398,086
Japan Tobacco, Inc.                               1,131        8,019,188
Nippon Telegraph & Telephone, Corp.                 663        5,685,758
Nomura Securities Co., Ltd.                     520,000        6,928,025
                                                             ------------
                                                              25,766,126

JORDAN-0.3%
Arab Potash Co.                                 217,433        1,903,784

KENYA-0.1%
Kenya Airways                                 4,650,000          553,132

MEXICO-2.4%
Alfa, SA                                        251,200        1,702,576
Grupo Financiero Banamex Cl. B                1,178,500        3,526,519
Grupo Financiero Bancrecer SA de CV
  Cl. B (a)                                   2,140,843           95,496
Grupo Financiero Banorte, SA de CV
  Cl. B (a)                                   3,299,677        5,748,523
Grupo Minsa, SA de CV Cl. C                   1,637,000        1,107,493
Grupo Profesional Planeacion Y Proyectos,
  SA Cl. B (c)                                  129,000          501,103
Telefonos de Mexico,
  SA Cl. L (ADR) (a)                             18,200        1,020,338
Tubos de Acero de Mexico SA (ADR)                70,000        1,513,750
                                                             ------------
                                                              15,215,798

NETHERLANDS-4.9%
Akzo Nobel NV                                    80,000       13,792,676
ING Groep NV                                    202,197        8,515,687
KLM Royal Dutch Air Lines NV                    250,000        9,246,735
                                                             ------------
                                                              31,555,098

NEW ZEALAND-0.2%
Tranz Rail Holdings, Ltd. (a)                   268,000        1,011,492

NORWAY-0.7%
Christiana Bank OG Kreditkasse                  600,000        2,424,406
Den Norske Bank                                 500,000        2,359,322
                                                             ------------
                                                               4,783,728

PAKISTAN-0.7%
Hub Power Co., Ltd. (GDR) (a)                    75,000        2,334,375
Pakistan Telecom
  Ordinary (a)                                      100               75
  (GDR) (a)                                      28,813        1,988,097
                                                             ------------
                                                               4,322,547

PEOPLES REPUBLIC OF CHINA-1.7%
Bejing Datang Power                           7,415,500        3,397,216
China Southern Airlines Co.                  11,286,000        2,912,892
Zhejiang Southern Electric Power Co.,
  Ltd. (GDR) (b)                                300,600        4,779,540
                                                             ------------
                                                              11,089,648

PERU-1.7%
Cementos Lima, SA                                10,444          227,583
Cementos Norte
  Pacasmayo SA Cl. C                          1,600,893        2,291,186
  Class T                                       845,917        1,195,149
CPT Telefonica del Peru, SA Cl. B             1,161,065        2,594,821


8



                                          ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
Explosivos, SA Cl. C (a)(c)                   1,005,528      $ 1,143,903
Fereyos, SA                                   1,091,012        1,153,070
Ontario Quinta AVV (c)                        2,000,000        2,000,000
                                                             ------------
                                                              10,605,712

PHILIPPINES-1.2%
First Philippine Holdings Corp. Series B      2,316,394        1,801,640
International Container Terminal
  Services, Inc. (a)                          4,877,187          602,122
Manila Electric Co. Series B                  1,642,305        5,433,799
                                                             ------------
                                                               7,837,561

POLAND-2.2%
Bank Handlowy W Warszawie                       140,200        1,789,787
Bank Przemyslowo Handlowy                        20,000        1,038,298
Elektrim, SA                                    200,000        1,934,752
Kredyt Bank, SA (GDR) (b)                       585,000        7,341,750
Wielkopolski Bank Kredytowy, SA                 400,000        2,008,511
                                                             ------------
                                                              14,113,098

PORTUGAL-2.0%
Electricidade de Portugal, SA                   600,000       11,361,247
Portucel Industrial-Empresa Productora
  de Celulose, SA                               218,100        1,330,783
TVI Televisao
  Independiente (a)(c)                          676,000               -0-
  Rts                                           676,000          220,379
                                                             ------------
                                                              12,912,409

ROMANIA-0.1%
Societatea, SA (c)                               30,454          422,658

RUSSIA-2.2%
Gazprom (ADR) (a)(b)                            100,000        2,412,500
Lukoil Holding (ADR)                             30,000        2,767,500
Nearmedic Ltd. (c)                            1,522,600        3,127,513
RNGS Holdings (ADR)                             184,202        2,641,640
Sun Brewing (GDR) (a)(b)                        200,000        3,050,000
                                                             ------------
                                                              13,999,153

SLOVAKIA-0.2%
Slovakofarma AS (GDR)                           156,200        1,304,270

SOUTH AFRICA-0.5%
South African Iron & Steel                   10,329,133        3,056,396

SOUTH KOREA-1.3%
Korea Electric Power Corp                        85,390          790,928
  (ADR)                                         138,600        1,394,662
Korean Air Lines                                 28,730          120,683
Pohang Iron & Steel Co.                           7,280          203,054
Sk Telecom Co., Ltd.                             11,622        3,966,565
  (ADR)                                         291,160        1,892,540
                                                             ------------
                                                               8,368,432

SPAIN-4.4%
Aceralia, SA                                    730,200        8,959,140
Aldeasa, SA                                     409,270        8,673,518
Empresa Nacional de Celulosas, SA               410,177        5,584,346
Repsol, SA                                      120,000        5,117,731
                                                             ------------
                                                              28,334,735

SWEDEN-2.1%
Assi Doman                                      182,000        4,611,550
Castellum AB                                    295,500        2,942,822
Sparbanken Sverige AB, Cl. A                    250,000        5,688,485
                                                             ------------
                                                              13,242,857


9



PORTFOLIO OF INVESTMENTS (CONTINUED)      ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

COMPANY                                         SHARES      U.S. $ VALUE
-------------------------------------------------------------------------
SWITZERLAND-2.3%
Sairgroup Namen                                  10,995      $15,049,275

TRINIDAD & TOBAGO-0.5%
B.W.I.A. International Airways (a)(c)         2,727,272        2,999,999

TURKEY-1.5%
Efes Sinai Yatrim
  Ordinary (a)(c)                            13,438,261          950,948
  Receipts (a)(c)                            17,314,682        1,225,259
Eregli Demir Ve Celik Fabrikalari TAS         7,116,750        1,098,847
Petrokimya Holding AS                         1,907,000        1,035,163
Tupras Turkiye Petrol Rafinerileri AS (a)    20,000,000        2,267,793
Turk Hava Yollari AO (a)                      6,847,275        1,205,913
Usas Ucak Servisi AS                            857,250        2,068,154
                                                             ------------
                                                               9,852,077

UNITED KINGDOM-12.0%
Anglian Water Plc.                              600,000        8,178,903
Birkby Plc.                                     930,000        2,436,180
British Energy Plc. Partially Paid            1,500,000       10,420,711
Energis Plc.                                  3,264,500       13,671,702
National Grid Holdings Plc.                   1,000,000        4,746,392
National Power Plc.                             660,000        6,503,706
Northern Ireland Electricity Plc.               700,000        6,099,867
Powergen Plc.                                   500,000        6,503,706
RJB Mining                                      300,000          625,735
Scottish Hydro Electric                         600,000        4,946,758
Stagecoach Holdings Plc.                        353,404        4,846,449
Wessex Water Plc.                               942,246        7,938,663
                                                             ------------
                                                              76,918,772

UNITED STATES-1.0%
Central European Media Enterprises, Ltd.
  Cl. A                                          75,000        1,893,750
Near East International (a)(c)                       10        1,000,000
United Telecommunications (c)                                  3,929,640
                                                             ------------
                                                               6,823,390

VENEZUELA-0.5%
Compania Anonima Nacional Telefonos
  de Venezuela (ADR) (a)                         49,700        2,068,763
Mercantil Servicios Financieros (ADR)            75,000        1,079,700
                                                             ------------
                                                               3,148,463

Total Common Stocks &Other Investments
  (cost $533,499,735)                                        574,194,122

PREFERRED STOCKS-4.8%
BRAZIL-4.8%
Banco do Estado Sao Paulo, SA                52,000,000        2,119,977
Bardella Industrias Mecanicas, SA                20,786        2,234,954
Celesc Centrais Electricas de Santa
  Catarina, SA Cl. B                          4,182,133        5,208,696
Companhia Riograndense
  de Telcom Cl. A                             4,124,000        5,080,866
  Receipts 5/97                                 191,091          236,970
Compania Paulista de Forca e Luz              9,309,598          959,279
Gerdau, SA                                  258,841,935        3,246,976
Gerdau Metalurgica SA                       163,029,484        4,893,587
Iven, SA                                      8,614,000        4,901,116


10



                                          ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

                                              SHARES OR
                                              PRINCIPAL
                                                AMOUNT
COMPANY                                          (000)      U.S. $ VALUE
-------------------------------------------------------------------------
Telecomunicacoes Brasileiras, SA              8,250,000     $    941,020
Telepar Pfd                                     686,000          368,800
Trikem, SA                                  357,264,933          528,191
Total Preferred Stocks
  (cost $26,596,379)                                          30,720,432

TIME DEPOSIT-5.5%
UNITED STATES-5.5%
Bank of Montreal
  6.25%, 1/02/98
  (cost $35,300,000)                             $3,530       35,300,000

TOTAL INVESTMENTS-99.8%
  (cost $595,396,113)                                       $640,214,554
Other assets less liabilities-0.2%                             1,236,474

NET ASSETS-100%                                             $641,451,028


(a)  Non-income producing security.

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1997 these securities amounted to $31,108,443 or 4.8% of net assets.

(c)  Illiquid security--valued at fair market value (See Note A).

     Glossary of terms:
     ADR - American Depositary Receipt.

     GDR - Global Depositary Receipt.


11



STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997 (UNAUDITED)             ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $595,396,113)         $640,214,554
  Foreign cash, at value (cost $11,596,584)                         11,239,308
  Receivable for investment securities sold                         46,025,427
  Dividends and interest receivable                                  1,161,403
  Foreign taxes receivable and other assets                            652,321
  Receivable for capital stock sold                                    540,469
  Deferred organization expense                                         62,784
  Total assets                                                     699,896,266

LIABILITIES
  Due to custodian                                                     481,892
  Payable for investment securities purchased                       55,199,074
  Payable for capital stock redeemed                                 1,257,093
  Advisory fee payable                                                 547,856
  Distribution fee payable                                             258,245
  Accrued commitment fees                                                8,440
  Accrued expenses                                                     692,638
  Total liabilities                                                 58,445,238

NET ASSETS                                                        $641,451,028

COMPOSITION OF NET ASSETS
  Capital stock, at par                                           $     57,787
  Additional paid-in capital                                       559,941,370
  Accumulated net investment loss                                      (90,468)
  Accumulated net realized gain on investments and foreign
    currency transactions                                           37,044,706
  Net unrealized appreciation of investments and foreign
    currency denominated assets and liabilities.                    44,497,633
                                                                  $641,451,028
CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share ($480,188,858/
    43,026,665 shares of capital stock issued and outstanding)          $11.16
  Sales charge--4.25% of public offering price                             .50
  Maximum offering price                                                $11.66

  CLASS B SHARES
  Net asset value and offering price per share ($138,142,072/
    12,646,511 shares of capital stock issued and outstanding)          $10.92

  CLASS C SHARES
  Net asset value and offering price per share ($21,894,586/
    2,003,415 shares of capital stock issued and outstanding)           $10.93

  ADVISOR CLASS SHARES
  Net asset value, redemption and offering price per share
    ($1,225,512 / 110,411 shares of capital stock issued
    and outstanding)                                                    $11.10


See notes to financial statements.


12



STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 1997 (UNAUDITED)
ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld
    of $467,573)                                     $5,120,273
  Interest                                              359,915   $  5,480,188

EXPENSES
  Advisory fee                                        3,551,221
  Distribution fee - Class A                            825,553
  Distribution fee - Class B                            703,042
  Distribution fee - Class C                             91,982
  Custodian                                             725,339
  Transfer agency                                       483,192
  Printing                                               58,502
  Administrative                                         47,805
  Registration                                           44,832
  Audit and legal                                        43,844
  Amortization of organization expenses                  22,270
  Directors' fees                                        14,963
  Miscellaneous                                          17,819
  Total expenses                                                     6,630,364
  Net investment loss                                               (1,150,176)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS
  Net realized gain on investments                                  43,299,718
  Net realized gain on foreign currency transactions                 2,562,279
  Net change in unrealized appreciation (depreciation) of:
    Investments                                                    (72,525,041)
    Foreign currency denominated assets and liabilities               (953,717)
  Net loss on investments and foreign currency transactions        (27,616,761)

NET DECREASE IN NET ASSETS FROM OPERATIONS                        $(28,766,937)


See notes to financial statements.


13



STATEMENT OF CHANGES IN NET ASSETS        ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

                                                 SIX MONTHS ENDED   YEAR ENDED
                                                   DEC. 31, 1997     JUNE 30,
                                                    (UNAUDITED)        1997
                                                   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                     $ (1,150,176)  $  7,957,893
  Net realized gain on investments and foreign
    currency transactions                            45,861,997    117,497,900
  Net change in unrealized appreciation
    (depreciation) of investments and foreign
    currency denominated assets and liabilities     (73,478,758)    18,167,397
  Net increase (decrease) in net assets
    from operations                                 (28,766,937)   143,623,190

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    Class A                                          (7,099,536)    (6,642,639)
    Class B                                          (1,696,385)      (562,618)
    Class C                                            (237,218)       (25,246)
    Advisor Class                                       (22,444)        (2,150)
  Net realized gain on investments
    Class A                                         (53,640,939)   (62,883,647)
    Class B                                         (15,380,560)    (9,986,472)
    Class C                                          (2,150,777)      (448,021)
    Advisor Class                                      (135,664)       (16,066)

CAPITAL STOCK TRANSACTIONS
  Net increase (decrease)                            54,313,449   (124,954,030)
  Total decrease                                    (54,817,011)   (61,897,699)

NET ASSETS
  Beginning of year                                 696,268,039    758,165,738
  End of period (undistributed net investment
    income of $10,115,291 for the year ended
    June 30, 1997)                                 $641,451,028   $696,268,039


See notes to financial statements.


14



NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1997 (UNAUDITED)             ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Worldwide Privatization Fund, Inc. (the "Fund"), organized as a Maryland corporation on March 16, 1994, is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with an initial sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares purchased on or after July 1, 1996, are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge. Advisor Class shares are offered solely to investors participating in fee based programs. All four classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. SECURITY VALUATION
Portfolio securities traded on a national securities exchange or on a foreign securities (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked prices on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the US over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter, are valued at the mean of the current bid and asked prices. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Fund's Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair value of such securities.

2. ORGANIZATION EXPENSES
Organization expenses of approximately $220,000 have been deferred and are being amortized on a straight-line basis through June 1999.

3. CURRENCY TRANSLATION
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when earned or accured.

Net realized foreign currency gains and losses represent foreign exchange gains and losses from sales and maturities of debt securities, currency gains and losses realized between the trade and settlement dates on security transactions and the difference between the amounts of interest recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The Fund does not isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale or maturity of equity securities. Net currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation of investments and foreign currency denominated assets and liabilities.


15


NOTES TO FINANCIAL STATEMENTS (CONTINUED)
ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

4. TAXES
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

5. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts on short-term securities as adjustments to interest income.

6. INCOME AND EXPENSES
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the shares of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and the Advisory Class shares have no distribution fees.

7. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with income tax regulations.

Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification.

NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under an investment advisory agreement, the Fund pays its Adviser, Alliance Capital Management L.P., (the "Adviser"), a fee at an annual rate of 1% of the Fund's average daily net assets. Such fee is accrued daily and paid monthly. Pursuant to the advisory agreement, the Fund paid $47,805 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the six months ended December 31, 1997.

The Fund compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $316,171 for the six months ended December 31, 1997.

Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser serves as the Distributor of the Fund's shares. The Distributor received front-end sales charges of $69,667 from the sale of Class A shares and $105,426 and $5,794 in contingent deferred sales charges imposed upon redemptions by shareholders of Class B and Class C shares, respectively, for the six months ended December 31, 1997. Brokerage commissions paid on securities transactions for the six months ended December 31, 1997, amounted to $858,853, none of which was paid to brokers utilizing the services of the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corp. ("DLJ"), an affiliate of the Adviser.


NOTE C: DISTRIBUTION SERVICES AGREEMENT
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays a distribution fee to the Distributor at an annual rate of up to .30 of 1% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to the Class B and Class C shares. There is no distribution fee on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $6,213,770 and $414,554 for Class B and Class C shares,


16



                                          ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs, incurred by the Distributor, beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated $191,538,212 and $246,964,550, respectively, for the six months ended December 31, 1997. There were no purchases or sales of U.S. government or government agency obligations for the six months ended December 31, 1997.

At December 31, 1997, the cost of securities for federal income tax purposes was $640,214,554. Accordingly, gross unrealized appreciation of investments was $123,352,109 and gross unrealized depreciation of investments was $78,533,668 resulting in net unrealized appreciation of $44,818,441 excluding foreign currency transactions.

At June 30, 1997, the Fund utilized $809,172 of the Global Privatization Fund's (which was acquired in 1995; see Note H) capital loss carryforward. Such capital loss carryforward was depleted as of June 30, 1997.

FORWARD EXCHANGE CURRENCY CONTRACTS
The Fund enters into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain firm purchase and sales commitments denominated in foreign currencies. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses on foreign currency transactions. Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Fund.

The Fund's custodian will place and maintain cash not available for investment or liquid assets in a separate account of the Fund having a value equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, as reflected in the following table, reflects the total exposure the Fund has in that particular currency contract.

At December 31, 1997, the Fund had no outstanding forward exchange currency contracts.

NOTE E: BANK BORROWING
The Fund's Revolving Credit Agreement with The Bank of New York expired on October 27, 1997. The maximum credit available was $20,000,000 and required no collateralization. There was no loan outstanding during the six month ending December 31, 1997. The Fund was obligated to pay The Bank of New York a commitment fee computed at the rate of .10% per annum on the average daily unused portion of the revolving credit.


17



NOTES TO FINANCIAL STATEMENTS (CONTINUED)
ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

NOTE F: CAPITAL STOCK
There are 12,000,000,000 shares of $0.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C, and Advisor Class.
Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:


                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     DEC. 31, 1997    JUNE 30,    DEC. 31, 1997     JUNE 30,
                      (UNAUDITED)       1997       (UNAUDITED)        1997
                    -------------  ------------  --------------  --------------
CLASS A
Shares sold            9,103,594    11,570,307   $ 113,128,239   $ 138,235,504
Shares issued in
  reinvestment of
  dividends and
  distributions        2,624,337     2,573,137      28,474,056      27,867,077
Shares converted
  from Class B             6,876        77,169          77,436         953,384
Shares redeemed      (11,059,983)  (27,315,452)   (141,834,433)   (329,157,216)
Net increase
  (decrease)             674,824   (13,094,839)  $    (154,702)  $(162,101,251)

CLASS B
Shares sold            4,206,384     3,844,583   $  52,551,125   $  45,492,932
Shares issued in
  reinvestment of
  dividends and
  distributions          267,042       361,705       2,838,658       3,863,013
Shares converted
  to Class A              (7,027)      (78,087)        (77,436)       (953,384)
Shares redeemed       (1,114,413)   (1,777,739)    (14,014,578)    (21,130,378)
Net increase           3,351,986     2,350,462   $  41,297,769   $  27,272,183

CLASS C
Shares sold            4,640,492       921,243   $  59,127,533   $  11,138,227
Shares issued in
  reinvestment of
  dividends and
  distributions           81,705        33,043         868,525         353,234
Shares redeemed       (3,710,326)     (162,024)    (47,909,073)     (1,962,355)
Net increase           1,011,871       792,262   $  12,086,985   $   9,529,106


                      SIX MONTHS     OCTOBER 2,    SIX MONTHS      OCTOBER 2,
                         ENDED        1996(A)         ENDED          1996(A)
                    DEC. 31, 1997        TO       DEC. 31, 1997         TO
                     (UNAUDITED)   JUNE 30,1997    (UNAUDITED)    JUNE 30, 1997
                    -------------  ------------  --------------  --------------
ADVISOR CLASS
Shares sold               89,727        26,710      $1,177,462        $329,652
Shares issued in
  reinvestment of
  dividends and
  distributions               -0-        1,656              -0-         17,869
Shares redeemed           (7,550)         (132)        (94,065)         (1,589)
Net increase              82,177        28,234      $1,083,397        $345,932


(a)  Commencement of distribution.


18



                                          ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

NOTE G: CONCENTRATION OF RISK
Investing in securities of foreign companies involves special risks which include revaluation of currency and future adverse political and economic developments. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies. The Fund invests in securities issued by enterprises that are undergoing, or that have undergone, privatization. Privatization is a process through which the ownership and control of companies or assets in whole or in part are transferred from the public sector to the private sector. Through privatization a government or state divests or transfers all or a portion of its interest in a state enterprise to some form of private ownership. Therefore, the Fund is susceptible to the government re-nationalization of these enterprises and economic factors adversely affecting the economics of these countries. In addition, these securities created through privatization may be less liquid and subject to greater volatility than securities of more developed countries.

NOTE H: ACQUISITION OF THE GLOBAL PRIVATIZATION FUND
On October 30, 1995 the Fund acquired all of the net assets of the Global Privatization Fund pursuant to a plan of reorganization approved by the Global Privatization Fund shareholders on October 18, 1995. The acquisition was accomplished by a tax-free exchange of 102,861,209 shares of the Fund for 75,207,200 shares of Global Privatization Fund on October 30, 1995. The aggregate net assets of the Fund and Global Privatization Fund immediately before the acquisition were $86,665,280 and $1,057,272,285 (including unrealized appreciation of $23,228,727) respectively. Immediately after the acquisition the combined net assets of the Fund amounted to $1,143,938,565. Former shareholders of Global Privatization Fund that redeem their shares were subject to a redemption fee of 2% prior to June 30, 1996 and 1% through September 30, 1996.


19



FINANCIAL HIGHLIGHTS                      ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                           CLASS A
                                            --------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED
                                             DECEMBER 31,             YEAR ENDED JUNE 30,         JUNE 2,1994(a)
                                                 1997      ---------------------------------------       TO
                                             (UNAUDITED)       1997          1996          1995     JUNE 30,1994
                                            -------------  ------------  ------------  -----------  ------------
Net asset value, beginning of period          $13.26         $12.13        $10.18         $9.75       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                    (.01)(b)        .15(b)        .10(b)        .06          .01
Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions                                  (.55)          2.55          1.85           .37         (.26)
Net increase (decrease) in net asset
  value from operations                         (.56)          2.70          1.95           .43         (.25)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.18)          (.15)           -0-           -0-          -0-
Distributions from net realized gains
  on investments and foreign currency
  transactions                                 (1.36)         (1.42)           -0-           -0-          -0-
Total dividends and distributions              (1.54)         (1.57)          .00           .00          .00
Net asset value, end of period                $11.16         $13.26        $12.13        $10.18        $9.75

TOTAL RETURN
Total investment return based on net
  asset value(c)                               (3.89)%        25.16%        19.16%         4.41%       (2.50)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $480,189       $561,793      $672,732       $13,535       $4,990
Ratio of expenses to average net assets         1.71%(d)       1.72%         1.87%         2.56%        2.75%(d)
Ratio of expenses to average net assets
  excluding interest expense                    1.71%(d)       1.71%(e)      1.85%(e)      2.56%        2.75%(d)
Ratio of net investment income to
  average net assets                            (.15)%(d)      1.27%          .95%          .66%        1.03%(d)
Portfolio turnover rate                           57%            48%           28%           36%          -0-%
Average commission rate paid(f)               $.0122         $.0132            --            --           --


See footnote summary on page 23.


20



                                          ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                           CLASS B
                                            --------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED
                                             DECEMBER 31,             YEAR ENDED JUNE 30,         JUNE 2,1994(a)
                                                 1997      ---------------------------------------       TO
                                             (UNAUDITED)       1997          1996          1995     JUNE 30,1994
                                            -------------  ------------  ------------  -----------  ------------
Net asset value, beginning of period          $13.04         $11.96        $10.10        $ 9.74       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                    (.06)(b)        .08(b)       (.02)(b)       .02           -0-
Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions                                  (.55)          2.50          1.88           .34         (.26)
Net increase (decrease) in net asset
  value from operations                         (.61)          2.58          1.86           .36         (.26)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.15)          (.08)           -0-           -0-          -0-
Distributions from net realized gains
  on investments and foreign currency
  transactions                                 (1.36)         (1.42)           -0-           -0-          -0-
Total dividends and distributions              (1.51)         (1.50)           -0-           -0-          -0-
Net asset value, end of period                $10.92         $13.04        $11.96        $10.10       $ 9.74

TOTAL RETURN
Total investment return based on
  net asset value(c)                           (4.36)%        24.34%        18.42%         3.70%       (2.60)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $138,142       $121,173       $83,050       $79,359      $22,859
Ratio of expenses to average net assets         2.43%(d)       2.43%         2.83%         3.27%        3.45%(d)
Ratio of expenses to average net assets
  excluding interest expense                    2.43%(d)       2.42%(e)      2.82%(e)      3.27%        3.45%(d)
Ratio of net investment income (loss)
  to average net assets                         (.92)%(d)       .66%         (.20)%         .01%         .33%(d)
Portfolio turnover rate                           57%            48%           28%           36%          -0-%
Average commission rate paid(f)               $.0122         $.0132            --            --           --


See footnote summary on page 23.


21



FINANCIAL HIGHLIGHTS (CONTINUED)          ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                   CLASS C
                                            ------------------------------------------------------
                                             SIX MONTHS
                                                ENDED                                 FEBRUARY 8,
                                             DECEMBER 31,     YEAR ENDED JUNE 30,       1995(G)
                                                 1997      -------------------------       TO
                                             (UNAUDITED)       1997          1996     JUNE 30,1995
                                            -------------  ------------  -----------  ------------
Net asset value, beginning of period          $13.04         $11.96        $10.10        $9.53

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                    (.06)(b)        .12(b)        .03(b)       .05
Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions                                  (.54)          2.46          1.83          .52
Net increase (decrease) in net asset
  value from operations                         (.60)          2.58          1.86          .57

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.15)          (.08)           -0-          -0-
Distributions from net realized gains
  on investments and foreign currency
  transactions                                 (1.36)         (1.42)           -0-          -0-
Total dividends and distributions              (1.51)         (1.50)           -0-          -0-
Net asset value, end of period                $10.93         $13.04        $11.96       $10.10

TOTAL RETURN
Total investment return based on
  net asset value(c)                           (4.28)%        24.33%        18.42%        5.98%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $21,895        $12,929        $2,383         $338
Ratio of expenses to average net assets         2.41%(d)       2.42%         2.57%        1.03%(d)
Ratio of expenses to average net assets
  excluding interest expense                    2.41%(d)       2.41%(e)      2.57%        1.03%(d)
Ratio of net investment income to
  average net assets                            (.93)%(d)      1.06%          .63%        1.04%(d)
Portfolio turnover rate                           57%            48%           28%          36%
Average commission rate paid(f)               $.0122         $.0132            --           --


See footnote summary on page 23.


22



                                          ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                           ADVISOR CLASS
                                                    ---------------------------
                                                    SIX MONTHS
                                                        ENDED       OCTOBER 2,
                                                    DECEMBER 31,      1996(G)
                                                        1997            TO
                                                    (UNAUDITED)   JUNE 30, 1997
                                                    -----------  --------------
Net asset value, beginning of period                   $13.23        $12.14

INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)                                   -0-          .18
Net realized and unrealized gain (loss) on
  investments and foreign currency transactions          (.54)         2.52
Net increase (decrease) in net asset value
  from operations                                        (.54)         2.70

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                     (.23)         (.19)
Distributions from net realized gains on
  investments and foreign currency transactions         (1.36)        (1.42)
Total dividends and distributions                       (1.59)        (1.61)
Net asset value, end of period                         $11.10        $13.23

TOTAL RETURN
Total investment return based on net asset value(c)     (3.78)%       25.24%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)              $1,226          $374
Ratio of expenses to average net assets(d)               1.43%         1.96%
Ratio of expenses to average net assets excluding
  interest expense(d)                                    1.43%         1.95%(e)
Ratio of net investment income to average net
  assets(d)                                              (.01)%        2.97%
Portfolio turnover rate                                    57%           48%
Average commission rate paid                           $.0122        $.0132


(a)  Commencement of operations.

(b)  Based on average shares outstanding.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return for a period of less than one year is not annualized.

(d)  Annualized.

(e) Net of interest expense of .01% and .02% for Class A and .01% for Class B, Class C and Adviser Class Shares, respectively, since inception on loan agreement (See Note E).

(f) For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for trades on which commissions are charged. This amount includes commissions paid in foreign currencies, which have been converted into U.S. dollars using the prevailing exchange rate on the date of the transaction. Such conversions may materially affect the rate shown.

(g)  Commencement of distribution.


23



                                          ALLIANCE WORLDWIDE PRIVATIZATION FUND
_______________________________________________________________________________

BOARD OF DIRECTORS
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
RUTH BLOCK (1)
DAVID H. DIEVLER (1)
JOHN H. DOBKIN (1)
WILLIAM H. FOULK, JR. (1)
DR. JAMES M. HESTER (1)
CLIFFORD L. MICHEL (1)
DONALD J. ROBINSON (1)

OFFICERS
MARK H. BREEDON, SENIOR VICE PRESIDENT
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
THOMAS J. BARDONG, VICE PRESIDENT
A. RAMA KRISHNA, VICE PRESIDENT
DANIEL V. PANKER, VICE PRESIDENT
FRANCIS REEVES, VICE PRESIDENT
JEAN VAN DE WALLE, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
VINCENT S. NOTO, CONTROLLER

CUSTODIAN
BROWN BROTHERS HARRIMAN & COMPANY
40 Water Street
Boston, MA 02109-3661

PRINCIPAL UNDERWRITER
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS
PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, NY 10036-2798

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004


(1)  Member of the Audit Committee.


24



THE ALLIANCE FAMILY OF MUTUAL FUNDS
_______________________________________________________________________________

FIXED INCOME
Alliance Bond Fund
    U.S. Government Portfolio
    Corporate Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance High Yield Fund
Alliance Mortgage Securities Income Fund
Alliance Limited Maturity Government Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term Multi-Market Trust
Alliance Short-Term U.S. Government Fund
Alliance World Income Trust

TAX-FREE INCOME
Alliance Municipal Income Fund
    California Portfolio
    Insured California Portfolio
    Insured National Portfolio
    National Portfolio
    New York Portfolio
Alliance Municipal Income Fund II
    Arizona Portfolio
    Florida Portfolio
    Massachusetts Portfolio
    Michigan Portfolio
    Minnesota Portfolio
    New Jersey Portfolio
    Ohio Portfolio
    Pennsylvania Portfolio
    Virginia Portfolio

MONEY MARKET
AFD Exchange Reserves

GROWTH
The Alliance Fund
Alliance Global Environment Fund
Alliance Global Small Cap Fund
Alliance Growth Fund
Alliance Premier Growth Fund
Alliance/Regent Sector Opportunity Fund

GROWTH & INCOME
Alliance Strategic Balanced Fund
Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Income Builder Fund
Alliance Real Estate Investment Fund
Alliance Utility Income Fund

AGGRESSIVE GROWTH
Alliance Quasar Fund
Alliance Technology Fund

INTERNATIONAL
Alliance All-Asia Investment Fund
Alliance Greater China '97 Fund
Alliance International Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

CLOSED-END FUNDS
Alliance All-Market Advantage Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

CASH MANAGEMENT SERVICES
ACM Institutional Reserves
    Government Portfolio
    Prime Portfolio
    Tax-Free Portfolio
    Trust Portfolio
Alliance Capital Reserves
Alliance Government Reserves
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
    California Portfolio
    Connecticut Portfolio
    Florida Portfolio
    General Portfolio
    Massachusetts Portfolio
    New Jersey Portfolio
    New York Portfolio
    Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
    Prime Portfolio
    Government Portfolio
    General Municipal Portfolio


25



ALLIANCE WORLDWIDE PRIVATIZATION FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

ALLIANCE CAPITAL

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

WWPSR